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Aztlan North America Nearshoring Stock Selection ETF
SUMMARY
Investment Objective

The Aztlan North America Nearshoring Stock Selection ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Aztlan North America Nearshoring Price Return Index (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Aztlan North America Nearshoring Stock Selection ETF Aztlan North America Nearshoring Stock Selection ETF	[1]
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.75%
[1]	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a third-party to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (“AFFE”), accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Aztlan North America Nearshoring Stock Selection ETF | Aztlan North America Nearshoring Stock Selection ETF | USD ($)	77	240

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology created by Aztlan Equity Management, LLC (“Aztlan”) that follows a non-discretionary, rules-based methodology to determine the universe of potential Index components. The Index is owned, published, and administered by Aztlan, and it is calculated by S&P Dow Jones Indices.

What is Nearshoring?

Nearshoring is a business strategy involving the transfer of some or all of a company’s operations to a nearby country. The strategy offers various benefits, including cost savings, similar time zones, and cultural similarities. In addition, it mitigates some of the risks associated with offshoring, like communication and logistic complexities.

Aztlan North America Nearshoring Price Return Index

The Index will include equity securities listed on regulated exchanges in the United States, Canada, and Mexico.

Each Index constituent must have a market capitalization of at least $500 million USD at the time of its initial inclusion in the Index.

The Index will be comprised of securities of at least 30 companies from three key sub-industries considered to be direct beneficiaries of the nearshoring secular trend in North America:

●	Industrial Real Estate-Focused Companies: These companies are focused on property used for industrial purposes, such as manufacturing, production, storage, distribution, and research and development. Such companies include real estate investment trusts (“REITs”), property developers (e.g., firms that buy land, finance real estate deals, build or have builders construct projects), property management companies, and real estate brokerage companies.

●	Storage and Warehousing Logistics Companies: These companies are involved in the process of storing goods and managing their movement through a supply chain. This includes a broad range of activities, such as receiving goods, inventory management, tracking, and tracing, storage, handling, and packing and order fulfillment.

●	Transportation Logistics Companies: These companies manage the movement of goods from one location to another. This can involve various modes of transportation, including trucking, rail, air, and sea.

The initial universe for the Index includes companies that, according to Global Industry Classification Standard (“GICS”) classifications, belong to one of the following industries or sub-industries: (a) Industrial REITs, (b) Office REITs, (c) Real Estate Management & Development, (d) Specialized REITs, (e) Ground Transportation, (f) Air Freight & Logistics, (g) Transportation Infrastructure, or (h) Marine Transportation. The initial universe will also be limited to companies that Aztlan’s research has determined will have a pecuniary benefit from nearshoring activities across North America. The Index is rebalanced annually at which time the initial universe for the Index is reconstituted based on GICS classifications at the time of rebalance.

From the initial universe, the Index uses a proprietary quantitative fundamental model to rank stocks based on the following five equally weighted fundamental factors: Value, Cash Flow, Growth, Quality, and Estimate Surprise. The Index analyzes each of the factors based on publicly available company information. Please see the “Additional Information about the Index” section of the Fund’s Prospectus for a description of each of the foregoing factors and how the Index calculates them.

The Index includes the top 30 ranked stocks. Individual stock weights in the Index are set as follows are based on the 30-day average daily traded volume (“ADTV”) for a particular company’s stock, as follows:

●	If ADTV is less than $1 million USD, then stock weight = 0.50% of the Fund’s portfolio.
●	If ADTV is greater than $1 million USD and less than $5 million USD, then stock weight = 1.0% of the Fund’s portfolio.
●	If ADTV is greater than $5 million USD and less than $10 million USD, then stock weight = 5.0% of the Fund’s portfolio.
●	If ADTV is greater than $10 million USD, then stock weight = no set limit.

The Index will determine each stock’s weight in the Index based on mathematical calculations to ensure the Index’s constituents in the aggregate total 100%. Please see the “Additional Information about the Index” section of the Fund’s Prospectus for a description of the calculations.

The Fund’s Investment Strategy

The Fund will invest all, or substantially all, of its assets in the component securities that make up the Index (the “Index Components”).

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in equity securities of companies incorporated in or that are listed in the United States, Canada, or Mexico. The 80% policy has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon approval by the Board of Trustees (the “Board”) of Tidal ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the Index Components. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund may invest in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

To the extent the Index concentrates (i.e., holds more than 25% of its total assets in the securities of a particular industry or group of related industries), the Fund will concentrate its investments to approximately the same extent as the Index.

The Fund is considered to be non-diversified, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Principal Investment Risks
Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.aztlanetfs.com.

Aztlan North America Nearshoring Stock Selection ETF | Risk Lose Money [Member]
As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Aztlan North America Nearshoring Stock Selection ETF | Concentration & Limited Holdings Risks [Member]

Concentration & Limited Holdings Risks. The Fund may concentrate its investments in one or more of the industries related to the types of companies noted below. As a result, the Fund will be subject to the company risks noted below. In addition, the Fund will hold a limited number of securities. As a result, it may be more volatile and have a greater risk of loss than more broadly diversified funds.

Aztlan North America Nearshoring Stock Selection ETF | Risks of Investing in Industrial Real Estate-Focused Companies [Member]
●	Risks of Investing in Industrial Real Estate-Focused Companies: Investing in industrial real estate-focused companies carries several risks. Economic downturns can reduce demand for manufacturing and storage spaces, affecting rental incomes and property values. Additionally, these companies might face significant capital expenditures for maintaining and updating large industrial facilities. Changes in zoning laws or environmental regulations can impact property usability and value. Overreliance on a few key tenants or industries can expose these companies to sector-specific downturns, affecting their revenue streams.

Aztlan North America Nearshoring Stock Selection ETF | Risks of Investing in Storage and Warehousing Logistics Companies [Member]
●	Risks of Investing in Storage and Warehousing Logistics Companies: Investing in storage and warehousing logistics companies comes with potential risks. These companies can be significantly impacted by global supply chain disruptions, leading to decreased demand for storage or logistic services. Technological changes or innovations might render existing infrastructures obsolete, requiring substantial investments to modernize. Additionally, any inefficiencies in their operations, such as mismanagement of inventory or delays, can erode customer trust and impact profitability. These firms may face intense competition, squeezing profit margins and threatening market share.

Aztlan North America Nearshoring Stock Selection ETF | Risks of Investing in Transportation Logistics Companies [Member]
●	Risks of Investing in Transportation Logistics Companies: Investing in transportation logistics companies carries inherent risks. These companies are highly susceptible to fluctuations in fuel prices, which can significantly impact operational costs. Regulatory changes, environmental concerns, and geopolitical tensions can disrupt international shipping routes and trade agreements. Additionally, infrastructure failures, accidents, or labor disputes can lead to delays and increased costs, while intense competition in the sector can further pressure profit margins.

Aztlan North America Nearshoring Stock Selection ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Aztlan North America Nearshoring Stock Selection ETF | Foreign Securities Risk [Member]

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Aztlan North America Nearshoring Stock Selection ETF | Investing in Canada Risks: [Member]
●	Investing in Canada Risks: Risks of investing in Canadian issuers center around the country’s economic dependency on natural resources and the potential volatility of commodity prices. Additional risks stem from currency fluctuations, regulatory changes, and political instability. Furthermore, the heavy reliance on the U.S. market and the lack of economic diversification introduces geographic concentration risk. Interest rate changes, complexity in the taxation system, and the impact of environmental change on resource-focused sectors further influence investment risks.

Aztlan North America Nearshoring Stock Selection ETF | Investing in Mexico Risks [Member]
●	Investing in Mexico Risks: Investing in Mexican issuers exposes investors to several risks, including economic risk due to reliance on industries like manufacturing, petroleum, and tourism. Currency risk arises from potential depreciation of the Mexican peso, and political risk is driven by instability and changeable government policies. The close economic ties with the U.S. introduce geographic concentration risk, while changes in Banco de México’s interest rates could affect company performance. Furthermore, the complexity of Mexico’s tax system, security issues in certain regions, and the potential erosion of investment value by inflation all contribute to investment risk.

Aztlan North America Nearshoring Stock Selection ETF | Geographic Concentration Risk [Member]
Geographic Concentration Risk. Because the Fund focuses its investments only in the United States, Canada, and Mexico, it may be more volatile than a more geographically diversified fund.
Aztlan North America Nearshoring Stock Selection ETF | Market Capitalization Risk [Member]
Market Capitalization Risk.
Aztlan North America Nearshoring Stock Selection ETF | Large-Capitalization Investing [Member]
○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Aztlan North America Nearshoring Stock Selection ETF | Mid-Capitalization Investing [Member]
○	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Aztlan North America Nearshoring Stock Selection ETF | Small-Capitalization Investing [Member]
○	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Aztlan North America Nearshoring Stock Selection ETF | General Market Risk [Member]

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Aztlan North America Nearshoring Stock Selection ETF | Equity Market Risk [Member]

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Aztlan North America Nearshoring Stock Selection ETF | High Portfolio Turnover Risk [Member]

High Portfolio Turnover Risk. The Index is expected to have a high portfolio turnover rate. As a result, the Fund is likewise expected to frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Aztlan North America Nearshoring Stock Selection ETF | Cybersecurity Risk [Member]

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Aztlan North America Nearshoring Stock Selection ETF | ETF Risk [Member]
ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
Aztlan North America Nearshoring Stock Selection ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. [Member]
[o]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Aztlan North America Nearshoring Stock Selection ETF | Costs of Buying or Selling Shares [Member]
[o]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Aztlan North America Nearshoring Stock Selection ETF | Shares May Trade at Prices Other Than NAV [Member]
[o]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Aztlan North America Nearshoring Stock Selection ETF | Trading [Member]
[o]	Trading. Although Shares are listed for trading on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Aztlan North America Nearshoring Stock Selection ETF | REIT Risk [Member]

REIT Risk. A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Aztlan North America Nearshoring Stock Selection ETF | Models and Data Risk [Member]

Models and Data Risk. The composition of the Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to securities being included in or excluded from the Index that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to reflect the errors, too.

Aztlan North America Nearshoring Stock Selection ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund fails to maintain an economically viable size, it may cease operations, and investors may be required to liquidate or transfer their investments at inopportune times.

Aztlan North America Nearshoring Stock Selection ETF | Passive Investment Risk [Member]

Passive Investment Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

Aztlan North America Nearshoring Stock Selection ETF | Recent Market Events Risk [Member]

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Aztlan North America Nearshoring Stock Selection ETF | Tracking Error Risk [Member]

Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.